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                    SUPPLEMENT DATED JANUARY 31, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 30, 2005
                          VAN KAMPEN EQUITY TRUST II,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                           VAN KAMPEN TECHNOLOGY FUND
                              DATED JULY 29, 2005

                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND,
                       EACH AS PREVIOUSLY SUPPLEMENTED ON
           AUGUST 19, 2005, SEPTEMBER 22, 2005 AND NOVEMBER 17, 2005
                         VAN KAMPEN MID CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
                       EACH AS PREVIOUSLY SUPPLEMENTED ON
                     AUGUST 19, 2005 AND SEPTEMBER 22, 2005
                       VAN KAMPEN SMALL CAP GROWTH FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
            AUGUST 15, 2005, AUGUST 19, 2005 AND SEPTEMBER 22, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     The seventeenth paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

     With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for Class Shares, Class B Shares and C Shares sold through Morgan Stanley DW's Mutual Fund Network (excluding sales through Morgan Stanley DW 401(k) platforms or shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), (a) an amount up to 0.11% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.03% of the value of such Fund shares held in excess of $600 million; (2) for Class I Shares (excluding sales through Morgan Stanley DW 401(k) platforms or shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, Morgan Stanley Funds Portfolio Architect(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), an ongoing annual fee in an amount up to 0.05% of the value of such fund shares held; and (3) for shares sold through Morgan Stanley DW Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                DISSPTSAI C 1/06